UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New York Municipal
Money Market Fund

April 30, 2006

1.800344.102

NFS-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 94.2%
	Principal Amount	Value
New York - 89.3%
Albany City School District:
BAN Series D, 4% 6/30/06	$ 10,125,000	$ 10,136,965
RAN 4% 10/18/06	8,500,000	8,520,111
TAN 4% 10/18/06	10,000,000	10,023,660
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 4%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	900,000	900,000
(MMARS 2nd Prog. Trayer, Inc. Proj.) Series A, 3.9%, LOC HSBC Bank USA, VRDN (a)(b)	2,700,000	2,700,000
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 3.87%, LOC HSBC Bank USA, VRDN (a)(b)	3,635,000	3,635,000
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1339, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,490,000	6,490,000
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 3.75%, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,285,000	4,285,000
Liberty Dev. Corp. Rev. Participating VRDN:
Series Austin 05 Q, 3.83% (Liquidity Facility Bank of America NA) (a)(c)	39,145,000	39,145,000
Series LB 06 K9, 3.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	7,110,000	7,110,000
Series MS 04 1238, 3.82% (Liquidity Facility Morgan Stanley) (a)(c)	20,000,000	20,000,000
Series MS 1262, 3.82% (Liquidity Facility Morgan Stanley) (a)(c)	38,775,000	38,775,000
Liverpool Central School District Gen. Oblig. BAN 4% 9/15/06	12,254,844	12,300,830
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN:
Series EGL 720050013 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(c)	8,275,000	8,275,000
Series PA 996, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,900,000	4,900,000
Series Putters 1274, 3.83% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,800,000	9,800,000
Series SG 125, 3.82% (Liquidity Facility Societe Generale) (a)(c)	5,200,000	5,200,000
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205 Class A, 3.83% (Liquidity Facility Citibank NA, New York) (a)(c)	15,020,000	15,020,000
Series EGL 02 6003 Class A, 3.83% (Liquidity Facility Citibank NA, New York) (a)(c)	7,700,000	7,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN: - continued
Series EGL 02 6007 Class A, 3.83% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 9,840,000	$ 9,840,000
Series EGL 98 3203, 3.83% (Liquidity Facility Citibank NA, New York) (a)(c)	6,700,000	6,700,000
Series EGL 98 3204, 3.83% (Liquidity Facility Citibank NA, New York) (a)(c)	8,900,000	8,900,000
Series PA 1098, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,400,000	10,400,000
Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2005 F, 4.5% 11/15/06	11,400,000	11,472,257
Series H, 4.25% 11/15/06	19,495,000	19,588,631
Participating VRDN:
Series EGL 02 6028 Class A, 3.83% (Liquidity Facility Citibank NA, New York) (a)(c)	5,145,000	5,145,000
Series EGL 03 37 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(c)	7,235,000	7,235,000
Series EGL 7053019 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(c)	13,700,000	13,700,000
Series FRRI 02 F, 3.83% (Liquidity Facility Bank of New York, New York) (a)(c)	4,064,500	4,064,500
Series MS 862, 3.82% (Liquidity Facility Morgan Stanley) (a)(c)	4,660,000	4,660,000
Series PA 1084, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,665,000	8,665,000
Series PT 1103, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	22,495,000	22,495,000
Series PT 1466, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,680,000	5,680,000
Series PT 988, 3.82% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	5,500,000	5,500,000
Metropolitan Trans. Auth. Svc. Contract Rev.:
Bonds Series ROC II R2083, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)(d)	5,230,000	5,230,000
Participating VRDN:
Series EGL 02 6000 Class A, 3.83% (Liquidity Facility Citibank NA, New York) (a)(c)	8,100,000	8,100,000
Series PT 1439, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,265,000	7,265,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Metropolitan Trans. Auth. Svc. Contract Rev.: - continued
Participating VRDN:
Series PT 1836, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 9,855,000	$ 9,855,000
Monroe County Arpt. Auth. Arpt. Rev. Participating VRDN Series Putters 123, 3.87% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	8,965,000	8,965,000
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Action For Better Cmnty., Inc. Proj.) 3.9%, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,135,000	2,135,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 3.9%, LOC HSBC Bank USA, VRDN (a)(b)	700,000	700,000
(AJL Manufacturing Proj.) Series 1996 A, 3.98%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,385,000	4,385,000
(Flower City Proj.) 3.93%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	3,820,000	3,820,000
New York City Gen. Oblig.:
Bonds:
Series 2002 G, 5% 8/1/06	1,735,000	1,742,357
Series 2005 G, 4% 8/1/06	20,430,000	20,467,676
Series PT 2544, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France) (a)(c)(d)	16,505,000	16,505,000
Series PT 991, 3.43%, tender 2/1/07 (Liquidity Facility BNP Paribas SA) (a)(c)(d)	10,000,000	10,000,000
Participating VRDN:
Series CRVS 05 22, 3.83% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	10,500,000	10,500,000
Series DB 167, 3.82% (Liquidity Facility Deutsche Bank AG) (a)(c)	20,070,000	20,070,000
Series DB 178, 3.82% (Liquidity Facility Deutsche Bank AG) (a)(c)	30,955,000	30,955,000
Series LB 05 F6, 3.22% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	9,282,000	9,282,000
Series LB 05 FP09, 3.69% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	17,160,000	17,160,000
Series LB 05 FP10, 3.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,230,000	6,230,000
Series LB 06 FP2, 3.85% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	21,910,000	21,910,000
Series PA 1336, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	15,050,000	15,050,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series PT 2217, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 1,370,000	$ 1,370,000
Series PT 2480, 3.86% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	13,560,000	13,560,000
Series PT 3171, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,805,000	4,805,000
Series PT 3256, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	18,430,000	18,430,000
Series PT 3330, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	17,500,000	17,500,000
Series PT 3333, 3.86% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,360,000	5,360,000
Series Putters 1087, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	16,955,000	16,955,000
Series Putters 1299, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,375,000	5,375,000
Series Putters 647, 3.84% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	7,725,000	7,725,000
Series RobIns 17 Class F, 3.83% (Liquidity Facility Bank of New York, New York) (a)(c)	6,600,000	6,600,000
Series ROC II R2138, 3.83% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,765,000	6,765,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(One Columbus Place Dev. Proj.) Series A, 3.82%, LOC Fannie Mae, VRDN (a)(b)	41,000,000	41,000,000
(West 43rd Street Proj.) Series 1999 A, 3.82%, LOC Fannie Mae, VRDN (a)(b)	3,200,000	3,200,000
(West End Towers Proj.) Series 2004 A, 3.83%, LOC Fannie Mae, VRDN (a)(b)	5,100,000	5,100,000
Series 2001 A, 3.83%, LOC Fannie Mae, VRDN (a)(b)	56,950,000	56,950,000
New York City Hsg. Dev. Corp. Multi-family Rev.:
(15 East Clark Place Apts. Proj.) Series A, 3.83%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,800,000	5,800,000
(270 East Burnside Avenue Apts.) Series A, 3.83%, LOC HSBC Bank USA, VRDN (a)(b)	6,500,000	6,500,000
(92nd & First Residential Tower Proj.) Series A, 3.8%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	48,095,000	48,095,000
(941 Hoe Avenue Apts. Proj.) Series A, 3.81%, LOC Key Bank NA, VRDN (a)(b)	6,200,000	6,200,000
(Aldus Street Apartments Proj.) Series A, 3.81%, LOC Key Bank NA, VRDN (a)(b)	14,200,000	14,200,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rev.: - continued
(Courtland Avenue Apts. Proj.) Series A, 3.82%, LOC Key Bank NA, VRDN (a)(b)	$ 8,000,000	$ 8,000,000
(East 165th Street Proj.) Series A, 3.8%, LOC Citibank NA, VRDN (a)(b)	7,875,000	7,875,000
(Louis Nine Boulevard Apts. Proj.) Series A, 3.82%, LOC Key Bank NA, VRDN (a)(b)	4,500,000	4,500,000
(Nagle Courtyard Apts. Proj.) Series A, 3.8%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	8,400,000	8,400,000
(Ogden Avenue Apts. Proj.) Series A, 3.8%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	10,175,000	10,175,000
(State Renaissance Court Proj.) Series A, 3.79%, LOC Freddie Mac, VRDN (a)(b)	4,900,000	4,900,000
(West 48th Street Dev. Proj.) Series 2001 A, 3.82%, LOC Fannie Mae, VRDN (a)(b)	19,000,000	19,000,000
Series A, 3.83%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	50,500,000	50,500,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States Proj.) 3.85%, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,450,000	2,450,000
(Mercy College Proj.) Series A, 3.84%, LOC Key Bank NA, VRDN (a)	6,800,000	6,800,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Linear Ltg. Proj.) 3.95%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,585,000	1,585,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (USA Waste Svcs. Proj.) 3.8%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,725,000	3,725,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev.:
Bonds Series MT 205, 3.5%, tender 2/8/07 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)(d)	4,995,000	4,995,000
Participating VRDN:
Series MT 189, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	8,200,000	8,200,000
Series ROC II R474CE, 3.89% (Liquidity Facility Citibank NA) (a)(b)(c)	2,410,000	2,410,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 33 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(c)	1,925,000	1,925,000
Series EGL 04 37 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(c)	11,000,000	11,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN: - continued
Series EGl 06 69 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(c)	$ 22,570,000	$ 22,570,000
Series EGL 3207, 3.83% (Liquidity Facility Citibank NA, New York) (a)(c)	12,900,000	12,900,000
Series EGL 7050053 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(c)	6,000,000	6,000,000
Series MS 1070, 3.82% (Liquidity Facility Morgan Stanley) (a)(c)	22,495,000	22,495,000
Series PA 1022, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	24,625,000	24,625,000
Series PA 523, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	14,000,000	14,000,000
Series PA 921, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	17,300,000	17,300,000
Series Putters 499, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Series Putters 620, 3.84% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	13,095,000	13,095,000
Series Putters 624, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,695,000	1,695,000
Series Putters 998, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	19,445,000	19,445,000
Series ROC II R406, 3.83% (Liquidity Facility Citibank NA) (a)(c)	17,520,000	17,520,000
Series SGB 25, 3.83% (Liquidity Facility Societe Generale) (a)(c)	49,900,000	49,900,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series EGL 00 3203, 3.83% (Liquidity Facility Citibank NA, New York) (a)(c)	7,000,000	7,000,000
Series EGL 00 3206 Class A, 3.83% (Liquidity Facility Citibank NA, New York) (a)(c)	13,000,000	13,000,000
Series EGL 01 3202 Class A, 3.83% (Liquidity Facility Citibank NA, New York) (a)(c)	3,300,000	3,300,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN:
Series Putters 1247Z, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,195,000	7,195,000
Series Solar 06 4, 3.82% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	11,300,000	11,300,000
New York Counties Tobacco Trust II Participating VRDN Series PA 1347, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,635,000	8,635,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Local Govt. Assistance Corp. Participating VRDN:
Series SG 99, 3.82% (Liquidity Facility Societe Generale) (a)(c)	$ 14,600,000	$ 14,600,000
Series SGC 06 C Class A, 3.83% (Liquidity Facility Societe Generale) (a)(c)	7,985,000	7,985,000
New York State Dorm. Auth. Revs.:
Bonds Series IXIS 05 16, 3.52%, tender 7/13/06 (Liquidity Facility CDC Fin.-CDC IXIS) (a)(c)(d)	17,460,000	17,460,000
Participating VRDN:
Series CRVS 05 13, 3.83% (Liquidity Facility BNP Paribas SA) (a)(c)	9,795,000	9,795,000
Series EGL 03 2 Class A, 3.83% (Liquidity Facility Citibank NA, New York) (a)(c)	4,720,000	4,720,000
Series EGL 06 25 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(c)	6,500,000	6,500,000
Series EGL 06 47 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(c)	28,300,000	28,300,000
Series EGL 7050004 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(c)	10,800,000	10,800,000
Series FRRI 02 L25J, 3.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	26,425,000	26,425,000
Series Merlots 00 G, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	22,920,000	22,920,000
Series Merlots 00 X, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	10,565,000	10,565,000
Series Merlots 01 A30, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,945,000	5,945,000
Series MSDW 00 305, 3.82% (Liquidity Facility Morgan Stanley) (a)(c)	4,000,000	4,000,000
Series PA 1088, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
Series PA 1265, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	15,000,000	15,000,000
Series PA 1330, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,930,000	9,930,000
Series PA 781R, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,655,000	6,655,000
Series PT 2247, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,180,000	5,180,000
Series PT 2541, 3.82% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	6,840,000	6,840,000
Series PT 3237, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,525,000	9,525,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Dorm. Auth. Revs.: - continued
Participating VRDN:
Series Putters 1187, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 5,580,000	$ 5,580,000
Series Putters 480, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,400,000	10,400,000
Series Putters 588, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,590,000	2,590,000
Series SGA 01 132, 3.82% (Liquidity Facility Societe Generale) (a)(c)	1,805,000	1,805,000
Series Solar 05 05, 3.82% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	14,550,000	14,550,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Subseries C3, 3.83%, LOC Citibank NA, VRDN (a)(b)	20,500,000	20,500,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Participating VRDN Series MS 181, 3.86% (Liquidity Facility Morgan Stanley) (a)(b)(c)	10,870,000	10,870,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series Merlots B20, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,330,000	5,330,000
Series MS 731, 3.82% (Liquidity Facility Morgan Stanley) (a)(c)	13,044,500	13,044,500
Series Putters 611, 3.84% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,630,000	2,630,000
Series Putters 613, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,165,000	8,165,000
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. Participating VRDN Series EGL 94 3202, 3.83% (Liquidity Facility Citibank NA, New York) (a)(c)	10,000,000	10,000,000
New York State Gen. Oblig. Bonds Series 2000 D, 5.25% 7/15/06	5,880,000	5,903,527
New York State Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.) 3.81%, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
(1115 First Avenue Apts. Hsg. Proj.) Series A, 3.92%, LOC Key Bank NA, VRDN (a)(b)	12,900,000	12,900,000
(1500 Lexington Avenue Proj.) Series A, 3.87%, LOC Fannie Mae, VRDN (a)(b)	12,700,000	12,700,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 3.82%, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
(250 West 93rd Street Hsg. Proj.) Series A, 3.85%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	21,000,000	21,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Hsg. Fin. Agcy. Rev.: - continued
(360 West 43rd Street Hsg. Proj.) Series A, 3.8%, LOC Fannie Mae, VRDN (a)(b)	$ 12,000,000	$ 12,000,000
(66 West 38th Street Proj.) Series A, 3.81%, LOC Fannie Mae, VRDN (a)(b)	17,400,000	17,400,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 3.83%, LOC Fannie Mae, VRDN (a)(b)	31,300,000	31,300,000
Series 1999 A, 3.83%, LOC Fannie Mae, VRDN (a)(b)	8,500,000	8,500,000
(Avalon Chrystie Place I Hsg. Proj.) Series A, 3.8%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	1,300,000	1,300,000
(Biltmore Tower Hsg. Proj.) Series A, 3.83%, LOC Fannie Mae, VRDN (a)(b)	43,300,000	43,300,000
(Clinton Green North Hsg. Proj.) Series A, 3.83%, LOC Bank of America NA, VRDN (a)(b)	95,000,000	94,999,997
(Clinton Green South Hsg. Proj.) Series A, 3.83%, LOC Bank of America NA, VRDN (a)(b)	60,000,000	60,000,000
(East 39th Street Hsg. Proj.):
Series 1999 A, 3.83%, LOC Fannie Mae, VRDN (a)(b)	26,300,000	26,300,000
Series 2000 A, 3.83%, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
(East 76th Street Apts. Proj.) Series A, 3.78%, LOC Key Bank NA, VRDN (a)(b)	9,000,000	9,000,000
(Helena Hsg. Proj.) Series A, 3.82%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	14,530,000	14,530,000
(Kew Garden Hills Apts. Proj.) Series A, 3.82%, LOC Fannie Mae, VRDN (a)(b)	20,200,000	20,200,000
(Parkledge Apts. Hsg. Proj.) Series A, 3.8%, LOC Freddie Mac, VRDN (a)(b)	20,200,000	20,200,000
(Reverand Polite Avenue Apts. Proj.) Series A, 3.92%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	16,000,000	16,000,000
(Sea Park West Hsg. Proj.) 3.91%, LOC Freddie Mac, VRDN (a)(b)	14,900,000	14,900,000
(South Cove Plaza Proj.) Series A, 3.87%, LOC Freddie Mac, VRDN (a)(b)	31,550,000	31,550,000
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 3.8%, LOC Freddie Mac, VRDN (a)(b)	50,000,000	50,000,000
Series 2001 A, 3.8%, LOC Freddie Mac, VRDN (a)(b)	5,000,000	5,000,000
(Tower 31 Hsg. Proj.) Series A, 3.82%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	44,800,000	44,800,000
(West 38th Street Proj.) Series A, 3.81%, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
(Worth Street Hsg. Proj.) Series A, 3.8%, LOC Fannie Mae, VRDN (a)(b)	37,000,000	37,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Hsg. Fin. Agcy. Rev.: - continued
Series A:
3.78%, LOC Eurohypo AG, VRDN (a)	$ 7,200,000	$ 7,200,000
3.79%, LOC Landesbank Hessen-Thuringen, VRDN (a)	16,600,000	16,600,000
New York State Mtg. Agcy. Rev.:
Participating VRDN:
Series Merlots 00 A33, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,365,000	2,365,000
Series Merlots 97 J, 3.86% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	17,715,000	17,715,000
Series MSTC 00 89, 3.84% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	2,065,000	2,065,000
Series ROC II R181, 3.87% (Liquidity Facility Citibank NA) (a)(b)(c)	5,965,000	5,965,000
Series ROC II R404, 3.87% (Liquidity Facility Citibank NA) (a)(b)(c)	2,975,000	2,975,000
Series 115, 3.8% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	24,025,000	24,025,000
Series 2005 129, 3.81% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	20,000,000	20,000,000
3.73% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	1,500,000	1,500,000
New York State Pwr. Auth. & Gen. Purp. Rev. Series 1:
3.49% 8/10/06, CP	4,500,000	4,500,000
3.72% 9/5/06, CP	20,390,000	20,390,000
New York State Thruway Auth. Gen. Rev. Participating VRDN:
Series EGL 06 49 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(c)	4,750,000	4,750,000
Series EGL 06 63 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(c)	6,960,000	6,960,000
Series PT 3216, 3.82% (Liquidity Facility DEPFA BANK PLC) (a)(c)	3,870,000	3,870,000
Series Putters 1294T, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,150,000	2,150,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Bonds Series Putters 330, 3.52%, tender 6/15/06 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)(d)	16,200,000	16,200,000
Participating VRDN:
Series CRVS 05 17, 3.83% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	7,700,000	7,700,000
Series EGL 7050080 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(c)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Thruway Auth. Hwy. & Bridge Trust Fund: - continued
Participating VRDN:
Series MS 00 368, 3.82% (Liquidity Facility Morgan Stanley) (a)(c)	$ 1,000,000	$ 1,000,000
Series MS 1179, 3.82% (Liquidity Facility Morgan Stanley) (a)(c)	10,760,000	10,760,000
Series MT 199, 3.82% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	7,995,000	7,995,000
Series Putters 1047, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,965,000	10,965,000
Series TOC 05 JJ, 3.83% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	18,400,000	18,400,000
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN Series ROC II R6030, 3.83% (Liquidity Facility Citibank NA) (a)(c)	1,990,000	1,990,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Putters 633, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,775,000	4,775,000
New York Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 03 52 Class A, 3.83% (Liquidity Facility Citibank NA, New York) (a)(c)	13,700,000	13,700,000
Series EGL 04 20 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(c)	33,050,000	33,050,000
Series FRRI 02 L11, 3.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	27,100,000	27,100,000
Series MS 00 433, 3.82% (Liquidity Facility Morgan Stanley) (a)(c)	650,000	650,000
Series PA 536, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,445,000	6,445,000
Series PT 1399, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	19,285,000	19,285,000
Series PT 2018, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,425,000	8,425,000
Series PT 2271, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,490,000	5,490,000
Series Putters 129, 3.84% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	12,865,000	12,865,000
Series Putters 305, 3.84% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	9,925,000	9,925,000
Series Putters 386, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series Putters 387, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 21,015,000	$ 21,015,000
Series Putters 628, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,375,000	7,375,000
Series Putters 830, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,620,000	15,620,000
Series ROC II R1039, 3.83% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,815,000	5,815,000
Series ROC II R3003, 3.83% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,655,000	6,655,000
Series ROC II R4052, 3.83% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	16,190,000	16,190,000
Series ROC II R4556, 3.83% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,185,000	5,185,000
Series 2003 1D, 3.8% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,600,000	6,600,000
Niagara Frontier Trans. Auth. Arpt. Rev. Participating VRDN Series Putters 121, 3.87% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,495,000	3,495,000
Oneida County Indl. Dev. Agcy. Rev. (Preswick Glen Civic Facility Proj.) 3.78%, LOC Lloyds TSB Bank PLC, VRDN (a)	10,000,000	10,000,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 3.95%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	6,360,000	6,360,000
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 1997 A, 3.85%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,240,000	5,240,000
Oyster Bay Gen. Oblig. BAN:
Series C, 4% 8/25/06	5,000,000	5,015,584
4.25% 1/19/07	28,100,000	28,292,067
Rensselaer Tobacco Asset Securitization Corp. Participating VRDN Series PA 1346, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,420,000	7,420,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 3.84%, LOC European American Bank Uniondale, VRDN (a)(b)	3,460,000	3,460,000
Rochester Gen. Oblig. BAN:
Series I, 4.5% 3/1/07	18,425,000	18,580,726
Series II, 4% 10/20/06	46,200,000	46,394,294
Rockland Tobacco Asset Securitization Corp. Participating VRDN Series PA 1345, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,725,000	2,725,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Sales Tax Asset Receivables Corp. Participating VRDN:
Series MS 984, 3.82% (Liquidity Facility Morgan Stanley) (a)(c)	$ 25,770,000	$ 25,770,000
Series Putters 1173T, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,330,000	10,330,000
Series Putters 564, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,150,000	7,150,000
Series Putters 599, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,250,000	2,250,000
Suffolk County Gen. Oblig.:
Participating VRDN Series PT 2201, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,310,000	6,310,000
TAN:
Series II, 4.5% 9/7/06	6,000,000	6,029,993
4% 8/16/06	86,900,000	87,099,497
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 3.86%, LOC Key Bank NA, VRDN (a)	915,000	915,000
Syracuse Ind. Dev. Agcy. Civic Fac. Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 3.86%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,500,000	5,500,000
Tobacco Settlement Fing. Corp.:
Bonds Series ROC II R4508, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)(d)	5,700,000	5,700,000
Participating VRDN:
Series PT 835, 3.85% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	25,650,000	25,650,000
Series PT 875, 3.83% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	4,450,000	4,450,000
Series PT 893, 3.85% (Liquidity Facility DEPFA BANK PLC) (a)(c)	43,090,000	43,090,000
Series Putters 533, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,295,000	5,295,000
Series Putters 600, 3.84% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,275,000	5,275,000
Series Putters 680, 3.84% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	10,640,000	10,640,000
Series ROC II R6500, 3.84% (Liquidity Facility Citibank NA) (a)(c)	2,630,000	2,630,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 3.9%, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,200,000	13,200,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
Bonds Series ROC II R1008, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)(d)	$ 7,515,000	$ 7,515,000
Participating VRDN:
Series EGL 02 6011 Class A, 3.83% (Liquidity Facility Citibank NA, New York) (a)(c)	3,500,000	3,500,000
Series EGL 02 6024 Class A, 3.83% (Liquidity Facility Citibank NA, New York) (a)(c)	13,690,000	13,690,000
Series EGL 03 55 Class A, 3.83% (Liquidity Facility Citibank NA, New York) (a)(c)	4,000,000	4,000,000
Series PA 1070, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	15,995,000	15,995,000
Series PA 1074, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	17,400,000	17,400,000
Series PA 948, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	17,590,000	17,590,000
Series PA 956, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,995,000	8,995,000
Series PT 1092, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,045,000	5,045,000
Series SGB 43, 3.83% (Liquidity Facility Societe Generale) (a)(c)	3,650,000	3,650,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 3.95%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	940,000	940,000
Upstate Telecommunications Corp. Rev. 3.85%, LOC Manufacturers & Traders Trust Co., VRDN (a)	16,565,000	16,565,000
West Islip Union Free School District TAN 3.5% 6/29/06	8,000,000	8,006,462
Westchester Tobacco Asset Securitization Corp. Participating VRDN Series PA 1322, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,680,000	13,680,000
		3,280,620,634
New York & New Jersey - 4.7%
Port Auth. of New York & New Jersey:
Bonds 107th Series, 6% 10/15/06 (b)	2,840,000	2,876,541
Participating VRDN:
Series CRVS 05 16, 3.86% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	6,015,000	6,015,000
Series EGL 06 45 Class A, 3.87% (Liquidity Facility Citibank NA) (a)(b)(c)	6,930,000	6,930,000
Series MT 56, 3.85% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series PA 1251, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 9,800,000	$ 9,800,000
Series PA 1271, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,335,000	1,335,000
Series PA 1329, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	13,330,000	13,330,000
Series PT 2199, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	14,655,000	14,655,000
Series PT 2700, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	14,640,000	14,640,000
Series PT 3177, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,565,000	6,565,000
Series Putters 1095, 3.87% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	2,970,000	2,970,000
Series Putters 153, 3.87% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,000,000	4,000,000
Series ROC II 238, 3.87% (Liquidity Facility Citibank NA) (a)(b)(c)	3,460,000	3,460,000
Series ROC II R42, 3.87% (Liquidity Facility Citibank NA) (a)(b)(c)	6,155,000	6,155,000
Series ROC II R475, 3.83% (Liquidity Facility Citibank NA) (a)(c)	2,940,000	2,940,000
Series Solar 06 16, 3.82% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	7,460,000	7,460,000
Series Stars 121, 3.85% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	6,880,000	6,880,000
Series 1991 2, 3.88%, VRDN (a)(b)(d)	6,400,000	6,400,000
Series 2001 2, 3.9%, VRDN (a)(b)	11,500,000	11,500,000
Series 2004 2, 3.82%, VRDN (a)	8,300,000	8,300,000
Series 2004 3, 3.82%, VRDN (a)	5,365,000	5,365,000
Series 2004 4, 3.9%, VRDN (a)(b)	3,540,000	3,540,000
Series B:
3.62% 9/5/06 (Liquidity Facility Landesbank Hessen-Thuringen), CP	1,150,000	1,150,000
3.72% 9/5/06 (Liquidity Facility Landesbank Hessen-Thuringen), CP	10,100,000	10,100,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey Spl. Oblig. Rev. Participating VRDN:
Series Merlots 00 B5, 3.86% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	$ 2,255,000	$ 2,255,000
Series PA 1258, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,000,000	4,000,000
		172,621,541
Puerto Rico - 0.2%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series MS 1276, 3.81% (Liquidity Facility Morgan Stanley) (a)(c)	6,800,000	6,800,000
TOTAL INVESTMENT PORTFOLIO - 94.2% (Cost $3,460,042,175)		3,460,042,175
NET OTHER ASSETS - 5.8%		213,137,100
NET ASSETS - 100%		$ 3,673,179,275
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $90,005,000 or 2.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Trans. Auth. Svc. Contract Rev. Bonds Series ROC II R2083, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	1/21/04	$ 5,230,000
New York City Gen. Oblig. Bonds Series PT 2544, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France)	3/3/05	$ 16,505,000
New York City Gen. Oblig. Bonds Series PT 991, 3.43%, tender 2/1/07 (Liquidity Facility BNP Paribas SA)	7/29/04	$ 10,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. Bonds Series MT 205, 3.5%, tender 2/8/07 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/7/06	$ 4,995,000
Security	Acquisition Date	Cost
New York State Dorm. Auth. Revs. Bonds Series IXIS 05 16, 3.52%, tender 7/13/06 (Liquidity Facility CDC Fin.-CDC IXIS)	7/28/05	$ 17,460,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series Putters 330, 3.52%, tender 6/15/06 (Liquidity Facility JPMorgan Chase & Co.)	9/5/03	$ 16,200,000
Port Auth. of New York & New Jersey Series 1991 2, 3.88%, VRDN	12/3/03	$ 6,400,000
Tobacco Settlement Fing. Corp. Bonds Series ROC II R4508, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	7/9/03	$ 5,700,000
Triborough Bridge & Tunnel Auth. Revs. Bonds Series ROC II R1008, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	10/7/02	$ 7,515,000
Income Tax Information
At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $3,460,042,175.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New York AMT Tax-Free
Money Market Fund

April 30, 2006

1.800352.102

SNM-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 93.6%
	Principal Amount	Value
New York - 91.5%
Allegany County BAN 4% 9/27/06, LOC DEPFA BANK PLC	$ 5,365,000	$ 5,387,317
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 3.84%, LOC Key Bank NA, VRDN (a)	3,820,000	3,820,000
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1339, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,970,000	7,970,000
Farmingdale Union Free School District TAN 4% 6/29/06	15,000,000	15,016,870
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 3.75%, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,640,000	6,640,000
Liberty Dev. Corp. Rev. Participating VRDN:
Series Austin 05 Q, 3.83% (Liquidity Facility Bank of America NA) (a)(b)	17,100,000	17,100,000
Series MS 1183, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	15,530,000	15,530,000
Series MS 1207, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	8,000,000	8,000,000
Series MS 1262, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	2,000,000	2,000,000
Series PA 1369, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,000,000	10,000,000
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series Putters 1274, 3.83% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,395,000	4,395,000
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205 Class A, 3.83% (Liquidity Facility Citibank NA, New York) (a)(b)	12,300,000	12,300,000
Series EGL 98 3203, 3.83% (Liquidity Facility Citibank NA, New York) (a)(b)	4,900,000	4,900,000
Series EGL 98 3204, 3.83% (Liquidity Facility Citibank NA, New York) (a)(b)	4,100,000	4,100,000
Series PA 1098, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,400,000	1,400,000
Metropolitan Trans. Auth. Rev.:
Bonds Series 2005 C, 4% 11/15/06	3,650,000	3,666,404
Participating VRDN:
Series EGL 03 51 Class A, 3.83% (Liquidity Facility Citibank NA, New York) (a)(b)	5,145,000	5,145,000
Series EGL 7053019 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(b)	6,100,000	6,100,000
Series FRRI 02 F, 3.83% (Liquidity Facility Bank of New York, New York) (a)(b)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Metropolitan Trans. Auth. Rev.: - continued
Participating VRDN:
Series MS 724X, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	$ 3,000,000	$ 3,000,000
Series MSTC 7001, 3.8% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	2,500,000	2,500,000
Series PA 1036, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,995,000	2,995,000
Series PA 1040, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,400,000	5,400,000
Series PT 1466, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,000,000	5,000,000
Series PT 1946, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,605,000	11,605,000
Series PT 1969, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,245,000	5,245,000
Series Putters 989, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,295,000	6,295,000
Series 2002 D2, 3.75% (FSA Insured), VRDN (a)	8,955,000	8,955,000
Subseries 2005 E2, 3.82%, LOC Fortis Banque SA, VRDN (a)	10,350,000	10,350,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series Merlots 02 A43, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	2,355,000	2,355,000
Series PT 1968, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,555,000	8,555,000
Metropolitan Trans. Auth. Transit Facilities Rev. Participating VRDN Series Merlots 00 F, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	11,000,000	11,000,000
Middle Country Century School District Centereach TAN 3.75% 6/30/06	6,000,000	6,001,689
New York City Gen. Oblig.:
Bonds:
Series 2005 G, 4% 8/1/06	10,550,000	10,569,456
Series PT 2848, 3.68%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	1,795,000	1,795,000
Series PT 991, 3.43%, tender 2/1/07 (Liquidity Facility BNP Paribas SA) (a)(b)(c)	10,000,000	10,000,000
Series Putters 1088, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	13,850,000	13,850,000
Participating VRDN:
Series CRVS 05 22, 3.83% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	4,700,000	4,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series DB 167, 3.82% (Liquidity Facility Deutsche Bank AG) (a)(b)	$ 8,700,000	$ 8,700,000
Series DB 178, 3.82% (Liquidity Facility Deutsche Bank AG) (a)(b)	13,700,000	13,700,000
Series LB 05 FP09, 3.69% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	7,700,000	7,700,000
Series MS 01 525, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	5,910,000	5,910,000
Series PA 1336, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,700,000	6,700,000
Series PA 1363, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,750,000	3,750,000
Series PT 2217, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,990,000	3,990,000
Series PT 2480, 3.86% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	4,900,000	4,900,000
Series PT 2615, 3.86% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	2,440,000	2,440,000
Series PT 3069, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,580,000	5,580,000
Series PT 3171, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,000,000	3,000,000
Series PT 3256, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,400,000	6,400,000
Series PT 3415, 3.82% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	20,000,000	20,000,000
Series PT 3420, 3.82% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	7,585,000	7,585,000
Series PT 962, 3.82% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	2,000,000	2,000,000
Series Putters 1087, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	17,540,000	17,540,000
Series Putters 1221, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	17,860,000	17,860,000
Series SGB 35, 3.8% (Liquidity Facility Societe Generale) (a)(b)	13,000,000	13,000,000
Series 2002 A7, 3.76% (AMBAC Insured), VRDN (a)	30,000	30,000
Series 2003 C2, 3.77%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	3,610,000	3,610,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (90 West Street Proj.) Series 2006 A, 3.77%, LOC Fannie Mae, VRDN (a)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Civic Facility Rev. (The Birch Wathen Lenox School Proj.) 3.8%, LOC Allied Irish Banks PLC, VRDN (a)	$ 2,625,000	$ 2,625,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.):
Series A, 3.82%, LOC Bank of America NA, LOC Citibank NA, VRDN (a)	10,000,000	10,000,000
Series B, 3.81%, LOC Bank of America NA, LOC Citibank NA, VRDN (a)	37,600,000	37,600,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series AAB 06 3, 3.83% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	8,335,000	8,335,000
Series EGl 06 69 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(b)	10,100,000	10,100,000
Series EGL 06 74 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(b)	13,000,000	13,000,000
Series MS 1070, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	10,000,000	10,000,000
Series MS 1105, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	3,660,000	3,660,000
Series PA 1022, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,000,000	9,000,000
Series PA 1327, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,080,000	3,080,000
Series PA 921, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	25,970,000	25,970,000
Series Putters 297, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,520,000	7,520,000
Series ROC II R3, 3.83% (Liquidity Facility Citibank NA) (a)(b)	5,000,000	5,000,000
Series ROC II R406, 3.83% (Liquidity Facility Citibank NA) (a)(b)	5,000,000	5,000,000
Series ROC II R531, 3.83% (Liquidity Facility Citibank NA) (a)(b)	8,000,000	8,000,000
Series SGB 25, 3.83% (Liquidity Facility Societe Generale) (a)(b)	13,200,000	13,200,000
Series 2003 7, 3.49% 6/1/06, CP	20,000,000	20,000,000
Series 2005 AA2, 3.76% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	17,500,000	17,500,000
Series 2006 AA1, 3.8% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	21,800,000	21,800,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev. Participating VRDN Series MSTC 02 202, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	$ 1,000,000	$ 1,000,000
New York City Trust Cultural Resources Rev.:
Participating VRDN:
Series MS 950, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	1,500,000	1,500,000
Series SGA 91, 3.8% (Liquidity Facility Societe Generale) (a)(b)	6,450,000	6,450,000
(The Pierpont Morgan Library Proj.) 3.79%, LOC JPMorgan Chase Bank, VRDN (a)	6,900,000	6,900,000
New York Counties Tobacco Trust II Participating VRDN Series PA 1347, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,815,000	6,815,000
New York Local Govt. Assistance Corp.:
Bonds Series PT 410, 3.25%, tender 10/26/06 (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)(c)	5,800,000	5,800,000
Participating VRDN Series SG 99, 3.82% (Liquidity Facility Societe Generale) (a)(b)	16,200,000	16,200,000
New York State Dorm. Auth. Revs.:
Bonds Series PT 130, 3.57%, tender 2/22/07 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	11,515,000	11,515,000
Participating VRDN:
Series BA 01 D, 3.83% (Liquidity Facility Bank of America NA) (a)(b)	1,000,000	1,000,000
Series EGL 06 21 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(b)	5,275,000	5,275,000
Series EGL 06 47 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(b)	12,700,000	12,700,000
Series Floaters 00 310, 3.83% (Liquidity Facility Morgan Stanley) (a)(b)	2,895,000	2,895,000
Series FRRI 02 L25J, 3.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	12,650,000	12,650,000
Series Merlots 00 A30, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	4,000,000	4,000,000
Series Merlots 00 G, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	10,700,000	10,700,000
Series Merlots 00 X, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	4,000,000	4,000,000
Series Merlots 01 A30, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,380,000	1,380,000
Series Merlots 01 A65, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,790,000	3,790,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Dorm. Auth. Revs.: - continued
Participating VRDN:
Series Merlots 02 A56, 3.81% (Liquidity Facility Bank of New York, New York) (a)(b)	$ 21,920,000	$ 21,920,000
Series MS 12216, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	12,000,000	12,000,000
Series MSDW 00 305, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	10,870,000	10,870,000
Series PA 784R, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,000,000	1,000,000
Series PT 1958, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,480,000	5,480,000
Series PT 2592, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,480,000	7,480,000
Series ROC II R4558, 3.83% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	1,965,000	1,965,000
Series Solar 05 05, 3.82% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	6,295,000	6,295,000
Series F2A, 3.79% (FSA Insured), VRDN (a)	2,900,000	2,900,000
New York State Envir. Facilities Corp.:
Bonds Series ROC II R2169, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)(c)	7,500,000	7,500,000
Participating VRDN Series Putters 652, 3.84% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	6,320,000	6,320,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series MS 731, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	25,700,000	25,700,000
Series PT 2108, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,055,000	7,055,000
Series ROC II R4001, 3.83% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	6,455,000	6,455,000
New York State Gen. Oblig. Bonds:
Series 1996 A, 6.5% 7/15/06	2,000,000	2,013,233
Series 2006 A, 4.5% 3/15/07	7,005,000	7,066,179
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series MS 859, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	5,525,000	5,525,000
New York State Hsg. Fin. Agcy. Rev.:
(100 Meriden Lane Hsg. Proj.) Series A, 3.87%, LOC Bank of New York, New York, VRDN (a)	31,200,000	31,200,000
Series A:
3.78%, LOC Eurohypo AG, VRDN (a)	3,800,000	3,800,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Hsg. Fin. Agcy. Rev.: - continued
Series A:
3.79%, LOC Landesbank Hessen-Thuringen, VRDN (a)	$ 34,100,000	$ 34,100,000
New York State Hsg. Fin. Svc. Contract Rev. Series 2003 I, 3.79%, LOC Landesbank Hessen-Thuringen, VRDN (a)	18,500,000	18,500,000
New York State Pwr. Auth. & Gen. Purp. Rev. Series 1:
3.43% 8/1/06, CP	6,000,000	6,000,000
3.72% 9/5/06, CP	9,000,000	9,000,000
New York State Thruway Auth. Gen. Rev. Participating VRDN:
Series EGL 06 49 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(b)	20,000,000	20,000,000
Series EGL 06 61 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(b)	14,100,000	14,100,000
Series SG 121, 3.82% (Liquidity Facility Societe Generale) (a)(b)	6,565,000	6,565,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Bonds Series Putters 1049, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	16,065,000	16,065,000
Participating VRDN:
Series MS 00 368, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	3,500,000	3,500,000
Series MSTC 9045, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	9,990,000	9,990,000
Series PT 2090, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,180,000	5,180,000
Series TOC 05 JJ, 3.83% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	8,200,000	8,200,000
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN Series ROC II R6030, 3.83% (Liquidity Facility Citibank NA) (a)(b)	3,255,000	3,255,000
New York State Thruway Auth. Svc. Contract Rev. Participating VRDN Series EGL 00 3205, 3.83% (Liquidity Facility Citibank NA, New York) (a)(b)	6,325,000	6,324,553
New York State Urban Dev. Corp. Rev. Participating VRDN:
Series Merlots 00 N, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	13,000,000	13,000,000
Series Merlots 05 C1, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	6,070,000	6,070,000
New York Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 04 20 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(b)	16,450,000	16,450,000
Series FRRI 01 N11, 3.85% (Liquidity Facility Bank of New York, New York) (a)(b)	5,075,000	5,075,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series FRRI 02 L11, 3.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	$ 15,600,000	$ 15,600,000
Series Merlots 99 G, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	11,300,000	11,300,000
Series Merlots A40, 3.81% (Liquidity Facility Bank of New York, New York) (a)(b)	5,030,000	5,030,000
Series MS 00 283, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	2,245,000	2,245,000
Series MS 00 433, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	1,817,500	1,817,500
Series MSDW 00 319, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	5,465,000	5,465,000
Series Putters 1101, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,595,000	6,595,000
Series Putters 628, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,300,000	7,300,000
Series Putters 830, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,585,000	5,585,000
Series ROC II R1039, 3.83% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	2,375,000	2,375,000
Series ROC II R2052, 3.83% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	1,995,000	1,995,000
Series ROC II R2054, 3.84% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	3,770,000	3,770,000
Series 2003 2F, 3.8% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	8,310,000	8,310,000
Series 2003 C2, 3.8% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,950,000	1,950,000
3.76% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,135,000	10,135,000
Oyster Bay Gen. Oblig. BAN 4.25% 1/19/07	11,900,000	11,981,338
Rochester Gen. Oblig. BAN Series II, 4% 10/20/06	20,305,000	20,390,393
Rockland Tobacco Asset Securitization Corp. Participating VRDN Series PA 1345, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,720,000	2,720,000
Rockville Ctr. Union Free School District TAN 4% 6/29/06	5,000,000	5,008,390
Sag Hbr. Union Free School District TAN 4% 6/30/06	1,500,000	1,502,438
Sales Tax Asset Receivables Corp. Participating VRDN:
Series MS 984, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	30,190,000	30,190,000
Series PT 2450, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,385,000	1,385,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Sales Tax Asset Receivables Corp. Participating VRDN: - continued
Series Putters 1133Z, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 8,000,000	$ 8,000,000
Series Putters 629, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,605,000	2,605,000
Suffolk County Gen. Oblig. TAN 4% 8/16/06	37,900,000	37,987,006
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 3.86%, LOC Key Bank NA, VRDN (a)	2,400,000	2,400,000
Syracuse Ind. Dev. Agcy. Civic Fac. Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 3.82%, LOC Fleet Nat'l. Bank, VRDN (a)	10,950,000	10,950,000
Tobacco Settlement Fing. Corp.:
Bonds:
Series MT 32, 3.1%, tender 9/28/06 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,995,000	4,995,000
Series ROC II R4508, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)(c)	10,285,000	10,285,000
Participating VRDN:
Series PA 1230, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,250,000	5,250,000
Series PT 1907, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,315,000	5,315,000
Series PT 1987, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,425,000	1,425,000
Series PT 2182, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,170,000	5,170,000
Series PT 835, 3.85% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	7,400,000	7,400,000
Series PT 875, 3.83% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	6,000,000	6,000,000
Series PT 893, 3.85% (Liquidity Facility DEPFA BANK PLC) (a)(b)	16,895,000	16,895,000
Series ROC II R2034, 3.84% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	2,920,000	2,920,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 3.9%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,415,000	5,415,000
Triborough Bridge & Tunnel Auth. Revs.:
Bonds Series ROC II R1008, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)(c)	3,125,000	3,125,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Participating VRDN:
Series EGL 02 6024 Class A, 3.83% (Liquidity Facility Citibank NA, New York) (a)(b)	$ 6,000,000	$ 6,000,000
Series EGL 03 4, Class A, 3.83% (Liquidity Facility Citibank NA, New York) (a)(b)	4,500,000	4,500,000
Series EGL 03 55 Class A, 3.83% (Liquidity Facility Citibank NA, New York) (a)(b)	3,045,000	3,045,000
Series MS 922 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	5,600,000	5,600,000
Series MSTC 02 207, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	9,995,000	9,995,000
Series PA 1074, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,000,000	7,000,000
Series PA 948, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,200,000	7,200,000
Series PT 2017, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,450,000	1,450,000
Series Putters 525, 3.84% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,995,000	4,995,000
Series ROC II R1032, 3.83% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	5,325,000	5,325,000
Series ROC II R2013, 3.83% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	3,825,000	3,825,000
Series SGB 43, 3.83% (Liquidity Facility Societe Generale) (a)(b)	15,500,000	15,500,000
Series 2005 A, 3.75% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	32,200,000	32,200,000
Subseries B3, 3.8% (Liquidity Facility Bank of America NA), VRDN (a)	24,500,000	24,500,000
Triborough Bridge & Tunnel Auth. Spl. Oblig.:
Series 2000 A, 3.77% (FSA Insured), VRDN (a)	15,000,000	15,000,000
Series 2000 B, 3.77% (FSA Insured), VRDN (a)	2,375,000	2,375,000
Upstate Telecommunications Corp. Rev. 3.85%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,900,000	5,900,000
Yates County Indl. Dev. Agcy. Civic Facilities Rev. (Keuka College Proj.) Series 2003 A, 3.81%, LOC Key Bank NA, VRDN (a)	3,390,000	3,390,000
		1,604,102,766
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - 0.9%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 766, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	$ 4,245,000	$ 4,245,000
Series PA 1251, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,700,000	3,700,000
Series B, 3.6% 9/5/06 (Liquidity Facility Landesbank Hessen-Thuringen), CP	7,120,000	7,120,000
		15,065,000
Puerto Rico - 1.2%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series MT 218, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,000,000	4,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series MACN 06 R, 3.82% (Liquidity Facility Bank of America NA) (a)(b)	9,000,000	9,000,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Bonds Series MT 172, 3.23%, tender 10/26/06 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,485,000	2,485,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MT 213, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,580,000	5,580,000
		21,065,000
TOTAL INVESTMENT PORTFOLIO - 93.6% (Cost $1,640,232,766)		1,640,232,766
NET OTHER ASSETS - 6.4%	113,042,522
NET ASSETS - 100%	$ 1,753,275,288
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $87,415,000 or 5.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York City Gen. Oblig. Bonds Series PT 2848, 3.68%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France)	6/9/05	$ 1,795,000
New York City Gen. Oblig. Bonds Series PT 991, 3.43%, tender 2/1/07 (Liquidity Facility BNP Paribas SA)	7/29/04	$ 10,000,000
New York City Gen. Oblig. Bonds Series Putters 1088, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank)	9/21/05	$ 13,850,000
New York Local Govt. Assistance Corp. Bonds Series PT 410, 3.25%, tender 10/26/06 (Liquidity Facility Lloyds TSB Bank PLC)	10/27/05	$ 5,800,000
Security	Acquisition Date	Cost
New York State Dorm. Auth. Revs. Bonds Series PT 130, 3.57%, tender 2/22/07 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	2/23/06	$ 11,515,000
New York State Envir. Facilities Corp. Bonds Series ROC II R2169, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	12/20/04	$ 7,500,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series Putters 1049, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank)	9/7/05	$ 16,065,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Bonds Series MT 172, 3.23%, tender 10/26/06 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/27/05	$ 2,485,000
Security	Acquisition Date	Cost
Tobacco Settlement Fing. Corp. Bonds Series MT 32, 3.1%, tender 9/28/06 (Liquidity Facility Merrill Lynch & Co., Inc.)	9/27/05	$ 4,995,000
Tobacco Settlement Fing. Corp. Bonds Series ROC II R4508, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	7/9/03 - 3/8/06	$ 10,285,000
Triborough Bridge & Tunnel Auth. Revs. Bonds Series ROC II R1008, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	10/7/02	$ 3,125,000
Income Tax Information
At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,640,232,766.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 26, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 26, 2006